UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2023

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Income Fund

Semi-Annual Report
July 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary July 31, 2023 (Unaudited)
Revenue Sources (% of Fund's net assets)
Transportation	29.2
Special Tax	22.6
Education	16.8
General Obligations	11.8
Health Care	8.4
Others* (Individually Less Than 5%)	11.2
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 98.3%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 88.1%
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45	1,000	836
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	590
5% 7/1/25	590	569
5% 7/1/26	450	428
5% 7/1/27	600	563
5% 7/1/28	360	333
5% 7/1/29	300	273
5% 7/1/30	575	517
5% 7/1/40	1,000	815
5.25% 7/1/35	1,000	872
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A, 5% 7/1/29	500	516
Dobbs Ferry Series 2017 A, 2.65% 10/15/33	325	288
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	665
5% 7/1/32	1,500	1,594
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	4,025
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	798
5% 7/1/30	1,250	1,327
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,615
5% 7/1/34	3,000	3,224
Series 2016 A:
5% 7/1/41	2,500	2,564
5% 7/1/46	8,000	8,158
5% 7/1/50	6,280	6,387
Series 2017, 5% 12/1/32 (b)	4,000	4,027
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	9,037
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	568
5% 7/1/27	350	361
5% 7/1/28	500	516
5% 7/1/29	725	749
5% 7/1/31	2,610	2,696
5% 7/1/32	2,660	2,747
5% 7/1/33	2,770	2,861
5% 7/1/34	2,935	3,030
5% 7/1/35	3,000	3,092
5% 7/1/36	1,000	1,028
5% 7/1/40	8,500	8,675
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	869
5% 7/1/30	1,100	1,151
5% 7/1/35	855	885
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,170
5% 7/1/36	1,430	1,514
5% 7/1/37	1,705	1,796
Erie County Fiscal Stability Auth. Series 2017 D:
5% 9/1/33	525	570
5% 9/1/34	850	921
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2021:
5% 6/1/25	400	409
5% 6/1/26	550	570
5% 6/1/28	155	166
5% 6/1/30	200	220
5% 6/1/32	200	222
(Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	14,635	10,424
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	764
5% 7/1/33	475	490
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/34	6,130	6,507
5% 2/15/36	4,750	5,004
5% 2/15/37	2,505	2,629
Islip Gen. Oblig. Series 2021 A, 2% 5/1/37	1,575	1,225
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	13,077
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2020 A:
5% 9/1/34	1,700	1,946
5% 9/1/35	1,200	1,363
5% 9/1/37	500	556
5% 9/1/38	1,450	1,601
Series 2022 A:
5% 9/1/38	1,275	1,438
5% 9/1/39	1,375	1,537
5% 9/1/40	1,500	1,667
5% 9/1/41	1,375	1,520
5% 9/1/42	2,000	2,199
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/33	1,000	1,028
5% 7/1/35	1,000	1,024
Massapequa Union Free School District Series 2019, 2% 10/1/33	1,775	1,477
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2018:
5% 5/1/32	5,000	5,501
5% 5/1/34	3,000	3,295
Monroe County Indl. Dev. Corp.:
(Highland Hosp. of Rochester Proj.) Series 2020, 3% 7/1/50	4,265	2,962
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46	2,500	2,174
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	3,601
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,654
5% 12/1/34	760	783
5% 12/1/35	700	718
5% 12/1/36	700	714
(Univ. of Rochester Proj.):
Series 2017 A:
5% 7/1/32	1,215	1,309
5% 7/1/34	1,310	1,411
Series 2017 C:
4% 7/1/32	1,680	1,716
5% 7/1/31	800	864
Series 2017 D, 5% 7/1/31	825	891
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	3,000
5% 11/15/56	9,000	9,001
Nassau County Local Econ. Assistance Corp. Series 2014 B, 5% 7/1/27	1,000	1,013
New Rochelle N Y Series 2020, 2% 2/15/34	590	502
New York Bridge Auth. Gen. Rev. Series 2021 A, 4% 1/1/51	1,085	1,044
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	5,610	5,966
New York City Gen. Oblig.:
Series 2018 F, 5% 4/1/45	8,485	8,967
Series 2019 D:
5% 12/1/41	4,305	4,614
5% 12/1/44	9,810	10,456
Series 2020 D1, 4% 3/1/44	1,475	1,448
Series 2021 A1, 4% 8/1/34	3,250	3,435
Series 2021 F1:
3% 3/1/51 (Build America Mutual Assurance Insured)	5,825	4,478
5% 3/1/43	1,500	1,635
5% 3/1/50	6,475	6,972
Series 2022 A1, 5% 8/1/47	25,000	27,098
Series 2022 D1, 5.25% 5/1/38	5,000	5,745
Series 2023 F1, 5% 8/1/37	1,000	1,147
Series B:
5% 10/1/42	2,000	2,151
5% 10/1/43	3,000	3,223
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 G1B, 3.05% 5/1/50	4,270	3,207
Series 2019 J, 3.05% 11/1/49	9,135	6,901
Series 2021 C1, 2.4% 11/1/46	2,535	1,677
Series 2021 F1, 2.25% 11/1/41	10,000	7,048
New York City Indl. Dev. Agcy. Rev. (Queens Baseball Stadium Proj.) Series 2021 A, 3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	1,000	861
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 DD, 5.25% 6/15/49	4,410	4,725
Series 2021 BB1, 3% 6/15/50	4,395	3,368
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2016 S1, 5% 7/15/33	2,165	2,261
Series 2018 S4, 5.25% 7/15/36	8,095	8,879
Series 2019 S1, 5% 7/15/43	1,715	1,830
Series 2022 1A, 3% 7/15/39	1,465	1,275
New York City Transitional Fin. Auth. Rev.:
Series 2017 B, 5% 8/1/34	2,640	2,780
Series 2017 E-1, 5% 2/1/34	4,500	4,794
Series 2017 F, 5% 5/1/34	7,000	7,498
Series 2018 B-1, 5% 8/1/34	3,000	3,231
Series 2018 C2, 5% 5/1/37	4,690	5,042
Series 2020 C1, 3% 5/1/46	4,200	3,346
Series 2021 B1, 4% 8/1/38	1,340	1,355
Series 2021 F1, 4% 11/1/38	1,500	1,516
Series 2022 B1, 5.25% 11/1/37	6,120	7,149
Series 2024 A1:
5% 5/1/40	5,115	5,746
5% 5/1/41	8,000	8,940
Series C1, 4% 5/1/47	1,000	980
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	5,164
5% 11/15/30	2,000	2,066
5% 11/15/33	9,115	9,411
5% 11/15/34	3,000	3,096
5% 11/15/40	9,990	10,231
Series 2016, 0% 11/15/38	1,275	653
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	5,000	5,133
5% 7/1/29	5,000	5,139
5% 5/1/30	3,450	3,557
5% 7/1/30	5,000	5,141
5% 5/1/31	11,000	11,324
5% 7/1/31	15,000	15,426
Series 2015 B, 5% 10/1/34	1,070	1,105
Series 2015:
5% 12/1/23 (b)	700	700
5% 12/1/24 (b)	600	600
5% 12/1/27 (b)	1,200	1,203
Series 2016 A:
5% 7/1/31	1,200	1,261
5% 7/1/31	600	634
5% 7/1/32	800	845
5% 7/1/33	800	840
5% 7/1/34	650	681
5% 7/1/35	500	522
5% 7/1/41	1,000	1,030
Series 2019 1, 2% 7/1/33	6,980	5,917
Series 2019 A:
4% 7/1/40	1,000	722
4% 7/1/45	3,750	2,669
5% 7/1/26	545	519
5% 7/1/27	390	366
5% 7/1/28	465	430
5% 7/1/29	750	684
5% 7/1/30	1,475	1,327
5% 7/1/32	1,540	1,353
5% 7/1/33	5,800	6,089
5% 7/1/34	1,300	1,118
5% 7/1/35	600	511
5% 7/1/36	500	422
5% 7/1/38	3,440	3,760
5% 7/1/41	1,345	1,089
5% 7/1/42	8,500	9,171
Series 2019 B, 5% 7/1/50	3,000	3,193
Series 2020 A:
3% 7/1/48	5,000	3,831
4% 9/1/50	6,420	5,436
4% 7/1/53	5,805	5,366
5% 7/1/40	1,265	1,354
Series 2021 A:
3% 7/1/41	1,000	838
4% 7/1/48	4,000	3,784
5% 7/1/46	1,025	1,048
5% 7/1/51	3,040	3,089
Series 2022 A:
4% 7/1/49	2,500	2,275
5% 7/1/35	1,425	1,536
5% 7/1/36	1,495	1,595
5% 7/1/37	785	829
5% 7/15/37	6,500	6,725
5% 7/1/38	500	524
5% 7/1/39	865	903
5% 7/1/40	915	952
5% 7/1/41	830	861
5% 7/1/42	1,005	1,043
Series 2022:
4% 7/1/46	4,625	4,413
5% 7/1/35	1,095	1,150
5% 7/1/47	5,625	5,590
5% 7/1/52	4,675	5,007
New York Dorm. Auth. Revs. (New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,588
New York Dorm. Auth. Sales Tax Rev.:
Series 2018 A:
5% 3/15/42	9,940	10,532
5% 3/15/43	9,940	10,526
Series 2018 C:
5% 3/15/35	18,870	20,483
5% 3/15/43	6,185	6,550
Series 2018 E, 5% 3/15/44	5,000	5,317
Series 2018, 5% 3/15/48	12,700	13,464
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,078
New York Liberty Dev. Corp.:
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	7,304
(World Trade Ctr. Proj.) Series 2021 A, 3% 11/15/51	5,500	4,021
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016 B1, 5% 11/15/36	5,000	5,269
New York Metropolitan Trans. Auth. Rev.:
Series 2013 A, 5% 11/15/43	2,535	2,535
Series 2013 E, 5% 11/15/43	15,375	15,378
Series 2014 D, 5.25% 11/15/44	5,000	5,037
Series 2015 A1, 5% 11/15/45	1,200	1,204
Series 2015 B, 5% 11/15/29	2,125	2,170
Series 2015 C, 5% 11/15/35	600	612
Series 2016 A1, 5% 11/15/46	32,890	33,114
Series 2016 B:
5% 11/15/34	1,490	1,541
5% 11/15/35	8,375	8,636
Series 2016 C1:
5% 11/15/31	1,175	1,218
5% 11/15/32	730	756
Series 2016 D:
5% 11/15/30	1,805	1,873
5% 11/15/31	665	689
5.25% 11/15/31	500	522
Series 2017 A1, 5% 11/15/51	1,500	1,511
Series 2017 C-2:
0% 11/15/29	15,820	12,553
0% 11/15/32	18,000	12,622
Series 2017 C1:
5% 11/15/27	620	656
5% 11/15/30	1,015	1,080
Series 2017 D:
5% 11/15/28	2,125	2,260
5% 11/15/30	5,000	5,320
5% 11/15/32	925	985
Series 2020 C1, 5% 11/15/50	1,310	1,356
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/37	5,395	5,684
5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	5
Series 2019 A, 5% 3/15/46	7,500	7,994
Series 2020 A, 3% 3/15/38	1,590	1,402
Series 2021 A, 5% 3/15/49	6,500	7,000
Series 2021 E:
3% 3/15/50	10,285	7,935
4% 3/15/37	3,700	3,797
Series 2022 A:
4% 3/15/39	1,000	1,005
5% 3/15/41	5,000	5,529
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 3.875%, tender 8/1/23 (c)(d)	7,500	7,500
New York State Hsg. Fin. Agcy. Rev. Series 2021 D1, 2.4% 11/1/41	2,740	1,967
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/28 (d)	1,680	1,779
Series 221, 3.5% 10/1/32 (d)	4,345	4,221
Series 223, 3.5% 4/1/49	1,650	1,623
Series 226, 3.5% 10/1/50 (d)	9,980	9,702
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,175	2,368
Series 2020 C:
4% 3/15/39	1,000	1,002
4% 3/15/49	3,165	3,063
5% 3/15/47	7,820	8,423
Series 2022 A, 5% 3/15/40	8,000	8,960
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,118
5% 1/1/35	6,455	6,692
5% 1/1/41	9,320	9,570
5% 1/1/51	8,625	8,797
Series 2019 B:
3% 1/1/53	5,405	3,885
4% 1/1/45	5,000	4,847
Series 2020 N, 3% 1/1/50	5,000	3,695
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 3% 3/15/50	8,945	6,966
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (d)	5,000	5,171
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/34 (d)	4,000	4,021
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/38 (d)	600	580
4% 12/1/41 (d)	1,700	1,608
5% 12/1/31 (d)	1,200	1,294
5% 12/1/33 (d)	1,950	2,097
5% 12/1/35 (d)	1,540	1,636
Series 2020 C:
5% 12/1/29	1,300	1,418
5% 12/1/30	500	551
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/35 (d)	8,465	9,115
5% 12/1/36 (d)	7,500	7,992
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	5,335
Series 2019 A, 5% 3/15/43	10,830	11,531
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 5% 7/1/52	3,000	2,272
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/29 (d)	350	373
5% 4/1/30 (d)	750	797
5% 4/1/32 (d)	900	956
5% 4/1/33 (d)	650	690
5% 4/1/34 (d)	1,765	1,874
5% 4/1/36 (d)	1,150	1,209
5% 4/1/38 (d)	750	780
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000	989
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000	979
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	11,305	10,161
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	755	838
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	545	599
(Utica College Proj.) Series 2019, 4% 7/1/39	2,625	2,277
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	406
4% 7/1/37	275	258
4% 7/1/38	510	473
4% 7/1/39	650	596
4% 7/1/40	600	545
5% 7/1/24	215	217
5% 7/1/25	235	240
5% 7/1/27	815	846
5% 7/1/28	855	896
5% 7/1/31	340	361
5% 7/1/32	265	280
5% 7/1/33	300	316
5% 7/1/34	300	316
5% 7/1/35	400	419
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,257
Port Auth. of New York & New Jersey:
Series 2020 221, 4% 7/15/50 (d)	2,900	2,742
Series 2022 234:
5% 8/1/38 (d)	1,750	1,896
5% 8/1/39 (d)	1,500	1,622
5.25% 8/1/40 (d)	2,000	2,196
Port Chester-Rye Series 2020, 2% 6/1/36	1,925	1,494
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,407
5% 7/1/45	1,625	1,741
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	2,600	2,716
Suffolk County Econ. Dev. Corp. Rev. Series 2021, 5.375% 11/1/54 (b)	3,500	2,641
Suffolk Tobacco Asset Securitization Corp.:
Series 2021 A2, 4% 6/1/50	3,000	2,677
Series 2021 B1, 4% 6/1/50	5,260	5,135
Syracuse Reg'l. Arpt. Auth. Series 2021:
4% 7/1/35 (d)	500	485
4% 7/1/36 (d)	500	478
5% 7/1/28 (d)	1,640	1,726
5% 7/1/29 (d)	1,500	1,591
5% 7/1/30 (d)	1,500	1,607
5% 7/1/31 (d)	2,060	2,226
5% 7/1/32 (d)	1,145	1,232
5% 7/1/33 (d)	755	809
5% 7/1/34 (d)	815	868
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/30	2,525	2,639
Triborough Brdg & Tunl Auth. Series 2023 A:
5% 5/15/36	800	933
5% 5/15/38	1,125	1,280
5% 5/15/39	1,545	1,747
Triborough Bridge & Tunnel Auth. Series 2022 D 1A, 5% 11/15/38	10,000	11,345
Triborough Bridge & Tunnel Auth. Revs.:
Series 2018 D, 4% 11/15/37	3,000	3,037
Series 2019 A, 5% 11/15/49	10,000	10,566
Series 2019 C, 3% 11/15/46	5,000	3,974
Series 2022 A:
4% 11/15/52	3,000	2,871
5% 11/15/40	2,000	2,234
5% 11/15/41	2,000	2,222
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2015:
5% 8/1/27	1,600	1,652
5% 8/1/28	1,565	1,620
5% 8/1/32	1,000	1,038
Series 2020 A, 5% 9/1/36	1,500	1,621
Uniondale Union Free School District Series 2021, 1.75% 5/1/33	3,385	2,776
Westchester County Gen. Oblig. Series 2021 A:
2% 10/15/32	3,990	3,478
2% 10/15/33	570	493
Western Nassau County Wtr. Auth. Series 2015 A, 5% 4/1/30	350	359
Yonkers Gen. Oblig.:
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,561
5% 5/1/31 (Build America Mutual Assurance Insured)	1,000	1,121
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,119
Series 2021 B, 4% 2/15/37	1,200	1,227
TOTAL NEW YORK		1,074,491
New York And New Jersey - 8.7%
Port Auth. of New York & New Jersey:
85th Series, 5.375% 3/1/28	4,535	4,769
Series 193, 5% 10/15/28 (d)	2,015	2,061
Series 2019 218, 5% 11/1/36 (d)	4,820	5,132
Series 202, 5% 10/15/36 (d)	5,455	5,662
Series 2021 224, 5% 7/15/56	6,795	7,340
Series 2021 227, 2% 10/1/34 (d)	4,380	3,423
Series 2023 238:
5% 7/15/35 (d)	8,475	9,495
5% 7/15/36 (d)	7,060	7,841
5% 7/15/37 (d)	4,235	4,651
Series 214:
4% 9/1/37 (d)	4,000	4,026
4% 9/1/39 (d)	1,920	1,901
4% 9/1/43 (d)	6,500	6,297
5% 9/1/33 (d)	2,005	2,173
Series 218:
4% 11/1/47 (d)	11,280	10,749
5% 11/1/30 (d)	1,130	1,233
5% 11/1/44 (d)	5,080	5,276
Series 221:
4% 7/15/36 (d)	3,000	3,058
4% 7/15/38 (d)	1,000	1,000
4% 7/15/40 (d)	2,000	1,958
4% 7/15/45 (d)	8,000	7,681
5% 7/15/32 (d)	1,500	1,637
Series 223, 5% 7/15/56 (d)	8,850	9,197
TOTAL NEW YORK AND NEW JERSEY		106,560
Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,077
Puerto Rico - 1.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	3,345	3,364
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	3,720	2,267
5.625% 7/1/27	455	478
5.625% 7/1/29	1,350	1,442
5.75% 7/1/31	3,120	3,400
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
4.55% 7/1/40	325	314
4.75% 7/1/53	2,250	2,131
Series 2019 A2, 4.329% 7/1/40	3,632	3,419
TOTAL PUERTO RICO		16,815
TOTAL MUNICIPAL BONDS (Cost $1,250,101)		1,198,943

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.30% (e)(f) (Cost $10,563)	10,560,888	10,563

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,260,664)	1,209,506
NET OTHER ASSETS (LIABILITIES) - 0.8%	9,720
NET ASSETS - 100.0%	1,219,226

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,560,000 or 1.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.30%	-	68,938	58,375	54	-	-	10,563	0.4%
Total	-	68,938	58,375	54	-	-	10,563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,198,943	-	1,198,943	-

Money Market Funds	10,563	10,563	-	-
Total Investments in Securities:	1,209,506	10,563	1,198,943	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,250,101)	$1,198,943
Fidelity Central Funds (cost $10,563)	10,563

Total Investment in Securities (cost $1,260,664)		$1,209,506
Cash		100
Receivable for fund shares sold		591
Interest receivable		11,757
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		1
Total assets		1,221,993
Liabilities
Payable for fund shares redeemed	$1,300
Distributions payable	958
Accrued management fee	352
Distribution and service plan fees payable	14
Other affiliated payables	110
Other payables and accrued expenses	33
Total Liabilities		2,767
Net Assets		$1,219,226
Net Assets consist of:
Paid in capital		$1,299,124
Total accumulated earnings (loss)		(79,898)
Net Assets		$1,219,226

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($34,736 ÷ 2,854 shares)(a)		$12.17
Maximum offering price per share (100/96.00 of $12.17)		$12.68
Class M :
Net Asset Value and redemption price per share ($4,918 ÷ 404 shares)(a)(b)		$12.18
Maximum offering price per share (100/96.00 of $12.18)		$12.69
Class C :
Net Asset Value and offering price per share ($6,252 ÷ 514 shares)(a)(b)		$12.17
New York Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,119,370 ÷ 91,931 shares)		$12.18
Class I :
Net Asset Value, offering price and redemption price per share ($39,467 ÷ 3,245 shares)		$12.16
Class Z :
Net Asset Value, offering price and redemption price per share ($14,483 ÷ 1,191 shares)		$12.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.

Statement of Operations
Amounts in thousands		Six months ended July 31, 2023 (Unaudited)
Investment Income
Interest		$19,325
Income from Fidelity Central Funds		54
Total Income		19,379
Expenses
Management fee	$2,118
Transfer agent fees	538
Distribution and service plan fees	82
Accounting fees and expenses	121
Custodian fees and expenses	7
Independent trustees' fees and expenses	2
Registration fees	72
Audit	28
Legal	8
Miscellaneous	3
Total expenses before reductions	2,979
Expense reductions	(23)
Total expenses after reductions		2,956
Net Investment income (loss)		16,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,560)
Total net realized gain (loss)		(2,560)
Change in net unrealized appreciation (depreciation) on investment securities		(9,081)
Net gain (loss)		(11,641)
Net increase (decrease) in net assets resulting from operations		$4,782
Statement of Changes in Net Assets

Amount in thousands	Six months ended July 31, 2023 (Unaudited)	Year ended January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,423	$32,467
Net realized gain (loss)	(2,560)	(26,842)
Change in net unrealized appreciation (depreciation)	(9,081)	(87,257)
Net increase (decrease) in net assets resulting from operations	4,782	(81,632)
Distributions to shareholders	(16,015)	(34,385)

Share transactions - net increase (decrease)	(7,352)	(351,098)
Total increase (decrease) in net assets	(18,585)	(467,115)

Net Assets
Beginning of period	1,237,811	1,704,926
End of period	$1,219,226	$1,237,811

Fidelity Advisor® New York Municipal Income Fund Class A

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$13.19	$13.75	$13.71	$12.96	$13.02
Income from Investment Operations
Net investment income (loss) A,B	.145	.261	.248	.270	.287	.302
Net realized and unrealized gain (loss)	(.114)	(.894)	(.462)	.105	.804	(.017)
Total from investment operations	.031	(.633)	(.214)	.375	1.091	.285
Distributions from net investment income	(.141)	(.260)	(.248)	(.270)	(.287)	(.302)
Distributions from net realized gain	-	(.017)	(.098)	(.065)	(.054)	(.043)
Total distributions	(.141)	(.277)	(.346)	(.335)	(.341)	(.345)
Net asset value, end of period	$12.17	$12.28	$13.19	$13.75	$13.71	$12.96
Total Return C,D,E	.27%	(4.75)%	(1.61)%	2.81%	8.51%	2.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.79% H	.78%	.77%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.79% H	.78%	.77%	.78%	.79%	.79%
Expenses net of all reductions	.79% H	.78%	.77%	.78%	.79%	.79%
Net investment income (loss)	2.41% H	2.14%	1.81%	2.01%	2.14%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$35	$34	$41	$43	$42	$35
Portfolio turnover rate I	10% H	17%	16%	16%	15%	13%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® New York Municipal Income Fund Class M

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$13.21	$13.76	$13.73	$12.97	$13.03
Income from Investment Operations
Net investment income (loss) A,B	.148	.268	.254	.275	.293	.308
Net realized and unrealized gain (loss)	(.114)	(.904)	(.452)	.095	.814	(.017)
Total from investment operations	.034	(.636)	(.198)	.370	1.107	.291
Distributions from net investment income	(.144)	(.267)	(.254)	(.275)	(.293)	(.308)
Distributions from net realized gain	-	(.017)	(.098)	(.065)	(.054)	(.043)
Total distributions	(.144)	(.284)	(.352)	(.340)	(.347)	(.351)
Net asset value, end of period	$12.18	$12.29	$13.21	$13.76	$13.73	$12.97
Total Return C,D,E	.29%	(4.77)%	(1.50)%	2.77%	8.63%	2.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.72%	.74%	.75%	.74%	.75%
Expenses net of fee waivers, if any	.74% H	.72%	.73%	.75%	.74%	.74%
Expenses net of all reductions	.74% H	.72%	.73%	.75%	.74%	.74%
Net investment income (loss)	2.46% H	2.20%	1.85%	2.05%	2.18%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$5	$4	$6	$7	$8	$7
Portfolio turnover rate I	10% H	17%	16%	16%	15%	13%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® New York Municipal Income Fund Class C

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$13.19	$13.75	$13.71	$12.96	$13.02
Income from Investment Operations
Net investment income (loss) A,B	.103	.175	.148	.173	.188	.207
Net realized and unrealized gain (loss)	(.114)	(.893)	(.461)	.105	.804	(.017)
Total from investment operations	(.011)	(.718)	(.313)	.278	.992	.190
Distributions from net investment income	(.099)	(.175)	(.149)	(.173)	(.188)	(.207)
Distributions from net realized gain	-	(.017)	(.098)	(.065)	(.054)	(.043)
Total distributions	(.099)	(.192)	(.247)	(.238)	(.242)	(.250)
Net asset value, end of period	$12.17	$12.28	$13.19	$13.75	$13.71	$12.96
Total Return C,D,E	(.09)%	(5.42)%	(2.33)%	2.07%	7.71%	1.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.50% H	1.48%	1.50%	1.51%	1.53%	1.53%
Expenses net of fee waivers, if any	1.49% H	1.48%	1.50%	1.51%	1.52%	1.53%
Expenses net of all reductions	1.49% H	1.48%	1.50%	1.51%	1.52%	1.53%
Net investment income (loss)	1.71% H	1.44%	1.08%	1.28%	1.40%	1.61%
Supplemental Data
Net assets, end of period (in millions)	$6	$6	$9	$13	$17	$23
Portfolio turnover rate I	10% H	17%	16%	16%	15%	13%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® New York Municipal Income Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$13.20	$13.75	$13.72	$12.96	$13.03
Income from Investment Operations
Net investment income (loss) A,B	.165	.300	.292	.314	.331	.345
Net realized and unrealized gain (loss)	(.115)	(.894)	(.452)	.095	.814	(.028)
Total from investment operations	.050	(.594)	(.160)	.409	1.145	.317
Distributions from net investment income	(.160)	(.299)	(.292)	(.314)	(.331)	(.344)
Distributions from net realized gain	-	(.017)	(.098)	(.065)	(.054)	(.043)
Total distributions	(.160)	(.316)	(.390)	(.379)	(.385)	(.387)
Net asset value, end of period	$12.18	$12.29	$13.20	$13.75	$13.72	$12.96
Total Return C,D	.42%	(4.45)%	(1.22)%	3.07%	8.94%	2.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.47% G	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.47% G	.46%	.45%	.46%	.46%	.46%
Net investment income (loss)	2.73% G	2.45%	2.13%	2.34%	2.47%	2.68%
Supplemental Data
Net assets, end of period (in millions)	$1,119	$1,140	$1,576	$1,600	$1,734	$1,509
Portfolio turnover rate H	10% G	17%	16%	16%	15%	13%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® New York Municipal Income Fund Class I

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$13.18	$13.74	$13.70	$12.95	$13.01
Income from Investment Operations
Net investment income (loss) A,B	.160	.290	.281	.303	.320	.335
Net realized and unrealized gain (loss)	(.114)	(.894)	(.462)	.105	.805	(.017)
Total from investment operations	.046	(.604)	(.181)	.408	1.125	.318
Distributions from net investment income	(.156)	(.289)	(.281)	(.303)	(.321)	(.335)
Distributions from net realized gain	-	(.017)	(.098)	(.065)	(.054)	(.043)
Total distributions	(.156)	(.306)	(.379)	(.368)	(.375)	(.378)
Net asset value, end of period	$12.16	$12.27	$13.18	$13.74	$13.70	$12.95
Total Return C,D	.38%	(4.53)%	(1.38)%	3.07%	8.79%	2.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55% G	.54%	.54%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.55% G	.54%	.53%	.53%	.53%	.53%
Expenses net of all reductions	.55% G	.54%	.53%	.53%	.53%	.53%
Net investment income (loss)	2.65% G	2.38%	2.05%	2.26%	2.39%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$39	$40	$52	$55	$54	$39
Portfolio turnover rate H	10% G	17%	16%	16%	15%	13%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® New York Municipal Income Fund Class Z

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$13.18	$13.74	$13.70	$12.95	$12.76
Income from Investment Operations
Net investment income (loss) B,C	.166	.303	.295	.317	.334	.117
Net realized and unrealized gain (loss)	(.114)	(.894)	(.461)	.105	.804	.212
Total from investment operations	.052	(.591)	(.166)	.422	1.138	.329
Distributions from net investment income	(.162)	(.302)	(.296)	(.317)	(.334)	(.114)
Distributions from net realized gain	-	(.017)	(.098)	(.065)	(.054)	(.025)
Total distributions	(.162)	(.319)	(.394)	(.382)	(.388)	(.139)
Net asset value, end of period	$12.16	$12.27	$13.18	$13.74	$13.70	$12.95
Total Return D,E	.44%	(4.43)%	(1.27)%	3.17%	8.89%	2.60%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.44% H	.43%	.43%	.43%	.43%	.44% H
Expenses net of fee waivers, if any	.44% H	.43%	.42%	.43%	.43%	.43% H
Expenses net of all reductions	.44% H	.43%	.42%	.43%	.43%	.43% H
Net investment income (loss)	2.77% H	2.49%	2.16%	2.36%	2.49%	2.69% H
Supplemental Data
Net assets, end of period (in millions)	$14	$13	$20	$9	$6	$2
Portfolio turnover rate I	10% H	17%	16%	16%	15%	13%

AFor the period October 2, 2018 (commencement of sale of shares) through January 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New York Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of New York.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforward.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,948
Gross unrealized depreciation	(59,511)
Net unrealized appreciation (depreciation)	$(50,563)
Tax cost	$1,260,069

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,674)
Long-term	(17,168)
Total capital loss carryforward	$(26,842)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New York Municipal Income Fund	82,309	56,202
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$43	$2
Class M	- %	.25%	6	-A
Class C	.75%	.25%	33	3
			$82	$5
A Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class M	-A
Class CB	-A
$8

A Amount represents less than five hundred dollars.
B When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$25.15
Class M	2.10
Class C	3.10
New York Municipal Income	472.08
Class I	32.16
Class Z	4.05
	$538

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity New York Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New York Municipal Income Fund	-	4,500	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity New York Municipal Income Fund	$1
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $20.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2023	Year ended January 31, 2023
Fidelity New York Municipal Income Fund
Distributions to shareholders
Class A	$399	$845
Class M	59	127
Class C	53	116
New York Municipal Income	14,810	31,897
Class I	506	982
Class Z	188	418
Total	$16,015	$34,385
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2023	Year ended January 31, 2023	Six months ended July 31, 2023	Year ended January 31, 2023
Fidelity New York Municipal Income Fund
Class A
Shares sold	197	424	$2,393	$5,191
Reinvestment of distributions	29	61	350	741
Shares redeemed	(179)	(812)	(2,167)	(9,782)
Net increase (decrease)	47	(327)	$576	$(3,850)
Class M
Shares sold	113	33	$1,365	$408
Reinvestment of distributions	4	9	47	104
Shares redeemed	(63)	(170)	(763)	(2,037)
Net increase (decrease)	54	(128)	$649	$(1,525)
Class C
Shares sold	63	42	$761	$502
Reinvestment of distributions	4	9	53	114
Shares redeemed	(68)	(255)	(827)	(3,111)
Net increase (decrease)	(1)	(204)	$(13)	$(2,495)
New York Municipal Income
Shares sold	6,336	42,002	$76,993	$507,549
Reinvestment of distributions	803	1,747	9,743	21,265
Shares redeemed	(7,977)	(70,345)	(96,748)	(857,599)
Net increase (decrease)	(838)	(26,596)	$(10,012)	$(328,785)
Class I
Shares sold	320	1,646	$3,897	$19,824
Reinvestment of distributions	27	56	322	682
Shares redeemed	(353)	(2,422)	(4,285)	(29,665)
Net increase (decrease)	(6)	(720)	$(66)	$(9,159)
Class Z
Shares sold	302	963	$3,637	$11,660
Reinvestment of distributions	7	15	86	185
Shares redeemed	(183)	(1,422)	(2,209)	(17,129)
Net increase (decrease)	126	(444)	$1,514	$(5,284)

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023
Fidelity® New York Municipal Income Fund
Class A	.79%
Actual		$ 1,000	$ 1,002.70	$ 3.92
Hypothetical-B		$ 1,000	$ 1,020.88	$ 3.96
Class M	.74%
Actual		$ 1,000	$ 1,002.90	$ 3.67
Hypothetical-B		$ 1,000	$ 1,021.12	$ 3.71
Class C	1.49%
Actual		$ 1,000	$ 999.10	$ 7.39
Hypothetical-B		$ 1,000	$ 1,017.41	$ 7.45
Fidelity® New York Municipal Income Fund	.47%
Actual		$ 1,000	$ 1,004.20	$ 2.34
Hypothetical-B		$ 1,000	$ 1,022.46	$ 2.36
Class I	.55%
Actual		$ 1,000	$ 1,003.80	$ 2.73
Hypothetical-B		$ 1,000	$ 1,022.07	$ 2.76
Class Z	.44%
Actual		$ 1,000	$ 1,004.40	$ 2.19
Hypothetical-B		$ 1,000	$ 1,022.61	$ 2.21

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.789717.121
NFY-SANN-0923

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2023